BORROWINGS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)
BANK BORROWINGS
Short-term borrowings related to project assets		$ 843,129		$ 455,166
Other short-term borrowings		1,545,908		1,418,140
Subtotal for short-term borrowings		2,389,037		1,873,306
Long-term borrowings related to project assets	[1]	665,365		702,077
Other long-term borrowings		2,955,867		2,029,466
Subtotal for long-term borrowings		3,621,232		2,731,543
Total		6,010,269		4,604,849
Secured borrowings		3,925,248
Outstanding balance		6,010,269		4,604,849
Short-term borrowings		71,139
Long-term borrowings		490,971
Future principal repayment of long-term borrowings on project assets - current		100,274
Long-term borrowings		6,010,269
Solar project
BANK BORROWINGS
Consideration received from sale of project assets		0		0	$ 161,709
Asset Pledged as Collateral without Right [Member]
BANK BORROWINGS
Carrying value of inventories that serve as collateral for short-term and long-term borrowings		285,875
Carrying value of land use rights that serve as collateral for short-term and long-term borrowings		63,489
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings		437,210
Carrying value of equity that serve as collateral for short-term and long-term borrowings		573,135
Carrying value of project assets that serve as collateral for short-term and long-term borrowings		888,894
Carrying value of solar power systems that serve as collateral for short-term and long-term borrowings		1,180,984
Green Bonds | Convertible Debt
BANK BORROWINGS
Total		195,313		228,917
Outstanding balance		195,313		228,917
CSI Solar Co., Ltd.
BANK BORROWINGS
Total		2,417,322		2,264,767
Outstanding balance		2,417,322		2,264,767
Recurrent Energy B.V
BANK BORROWINGS
Maximum borrowing capacity		3,592,947		2,340,082
Recurrent Energy B.V | Green Bonds
BANK BORROWINGS
Total		153,152		146,542
Outstanding balance		153,152		146,542
CS PowerTech Inc
BANK BORROWINGS
Total		0
Outstanding balance		0
RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				513,312
Aggregate principal amount		343,696
RE Papago PV LLC, RE Desert Bloom LLC and Sun Dog Class B LLC.
BANK BORROWINGS
Maximum borrowing capacity		505,949
Blue Moon Energy LLC and Blue Moon Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				164,432
North Fork Solar Project, LLC
BANK BORROWINGS
Maximum borrowing capacity					109,087
Canadian Solar UK Projects Ltd.
BANK BORROWINGS
Total		104,976
Outstanding balance		104,976
Maximum borrowing capacity | €									€ 95,000,000
Aurora 01 GK
BANK BORROWINGS
Total				111,587
Outstanding balance				111,587
Maximum borrowing capacity					118,080						¥ 18,500,000,000
Long-term borrowings		118,080
Canadian Solar Holdings B.V
BANK BORROWINGS
Maximum borrowing capacity		150,000
Sunmex Renovables, S.A. De C.V. | Loan facility
BANK BORROWINGS
Total		552,381
Outstanding balance		552,381
Bank Borrowings Member | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Total		124,984
Outstanding balance		124,984
Non recourse
BANK BORROWINGS
Subtotal for short-term borrowings		601,542		412,962
Subtotal for long-term borrowings		1,566,943		584,472
Total		2,168,485		997,434
Outstanding balance		2,168,485		997,434
Non recourse
BANK BORROWINGS
Outstanding balance, line of credit		2,168,485		997,434
Short-term borrowings		600,077
Long-term borrowings		1,495,852
New revolving credit facility
BANK BORROWINGS
Guarantor obligations, maximum exposure		325,000
New revolving credit facility | Recurrent Energy B.V
BANK BORROWINGS
Maximum borrowing capacity		$ 90,500				¥ 83,800,000
Extension term		1 year	1 year
Term loan increase		$ 12,650	¥ 10,769,178
New revolving credit facility tranche one | Recurrent Energy B.V
BANK BORROWINGS
Maximum borrowing capacity		59,500
New revolving credit facility tranche two | Recurrent Energy B.V
BANK BORROWINGS
Maximum borrowing capacity		265,000
Credit facility
BANK BORROWINGS
Maximum borrowing capacity		8,772,006
Amount drawn		5,158,415
Amount utilized through guarantees		811,467
Credit facility | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				101,088
Credit facility | RE Papago PV LLC, RE Desert Bloom LLC and Sun Dog Class B LLC.
BANK BORROWINGS
Maximum borrowing capacity		68,325
Credit facility | Canadian Solar New Energy Holding Company Limited
BANK BORROWINGS
Maximum borrowing capacity													$ 50,000
Current borrowing capacity					35,000
Credit facility | Blue Moon Energy LLC and Blue Moon Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				11,701
Credit facility | North Fork Solar Project, LLC
BANK BORROWINGS
Maximum borrowing capacity					10,351
Credit facility | Canadian Solar Netherlands Cooperative U.A.
BANK BORROWINGS
Maximum borrowing capacity					100,000
Credit facility | Akane 01 GK
BANK BORROWINGS
Total		74,678
Outstanding balance		74,678
Maximum borrowing capacity				74,678						¥ 11,700,000,000
Credit facility | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Total		76,111
Outstanding balance		76,111
Manufacturing operations and working capital
BANK BORROWINGS
Available amount of credit facilities		2,356,518
Short-term borrowings		793,233
Long-term borrowings		473,976
Project business
BANK BORROWINGS
Available amount of credit facilities		429,972
Non recourse construction and term loan | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				248,664
Non recourse construction and term loan | RE Papago PV LLC, RE Desert Bloom LLC and Sun Dog Class B LLC.
BANK BORROWINGS
Maximum borrowing capacity		265,697
Non recourse construction and term loan | Blue Moon Energy LLC and Blue Moon Class B LLC
BANK BORROWINGS
Total		109,083
Outstanding balance		109,083
Maximum borrowing capacity				65,746
Bridge Loan | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				163,560
Bridge Loan | RE Papago PV LLC, RE Desert Bloom LLC and Sun Dog Class B LLC.
BANK BORROWINGS
Maximum borrowing capacity		171,927
Bridge Loan | Blue Moon Energy LLC and Blue Moon Class B LLC
BANK BORROWINGS
Maximum borrowing capacity				86,985
Non-recourse Term Loan | RE Papago LLC and Papago BESS Class B LLC
BANK BORROWINGS
Total		244,800
Outstanding balance		244,800
Non-recourse Term Loan | North Fork Solar Project, LLC
BANK BORROWINGS
Total		90,094
Outstanding balance		90,094
Term loan | Recurrent Energy B.V
BANK BORROWINGS
Term loan increase		82,500
Term loan | North Fork Solar Project, LLC
BANK BORROWINGS
Maximum borrowing capacity					98,736
Term loan | Canadian Solar UK Projects Ltd.
BANK BORROWINGS
Maximum borrowing capacity				46,984					40,000,000
Non-recourse credit facility | Re Thorn Solar Capital, S L U
BANK BORROWINGS
Maximum borrowing capacity		607,566		791,684				¥ 674,000,000
Capex facility | Re Thorn Solar Capital, S L U
BANK BORROWINGS
Maximum borrowing capacity				651,906				555,000,000
VAT facility | Re Thorn Solar Capital, S L U
BANK BORROWINGS
Maximum borrowing capacity				9,397				8,000,000
Debt service reserve credit facility | Re Thorn Solar Capital, S L U
BANK BORROWINGS
Maximum borrowing capacity				27,016				23,000,000
Letter of credit facility | Re Thorn Solar Capital, S L U
BANK BORROWINGS
Maximum borrowing capacity				103,365				¥ 88,000,000
Revolving credit facility | Recurrent Energy B.V
BANK BORROWINGS
Debt instrument, refinancing amount		415,000
Term loan increase		45,000
Revolving credit facility | Canadian Solar UK Projects Ltd.
BANK BORROWINGS
Maximum borrowing capacity				64,603					55,000,000
Revolving credit facility | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Maximum borrowing capacity		41,111		$ 58,730			€ 35,000,000		€ 50,000,000
Recourse | Brazilian subsidiaries
BANK BORROWINGS
Total		53,864
Outstanding balance		53,864
Uncommitted credit facilities
BANK BORROWINGS
Maximum borrowing capacity		1,988,439
Amount drawn		568,620
Amount utilized through guarantees		639,323
Non Recourse Project bonds | Brazilian subsidiaries
BANK BORROWINGS
Maximum borrowing capacity					$ 237,349							R$ 1,300,200,000
Non Recourse Project Finance Facility [Member] | Brazilian subsidiaries
BANK BORROWINGS
Total		145,719
Outstanding balance		$ 145,719

[1]	Includes the current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year.